Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2025
Deferred revenue
Schedule of current and non-current deferred revenue

	December 31,
	2024	2025
	US$	US$

Deferred revenue, current
Live streaming	50,728	45,684
Advertising	295	211
Others	15,790	15,818
Total current deferred revenue	66,813	61,713

Deferred revenue, non-current
Live streaming	5,686	3,404
Advertising	—	—
Others	6,949	6,118
Total non-current deferred revenue	12,635	9,522